UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Financial Services Trust
Portfolio of Investments February 29, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.8%)
	Data Processing Services (1.7%)
67,905	Western Union Co.	$1,412,424

	Finance/Rental/Leasing (12.6%)
424,982	Countrywide Financial Corp. (a)	2,681,636
168,800	Fannie Mae	4,667,320
126,700	Freddie Mac	3,190,306
		10,539,262
	Financial Conglomerates (16.8%)
140,056	American Express Co.	5,924,369
137,500	Citigroup, Inc.	3,260,125
118,364	JPMorgan Chase & Co.	4,811,497
		13,995,991
	Financial Publishing/Services (10.0%)
19,786	Dun & Bradstreet Corp.*	1,728,109
74,200	Moody’s Corp. (a)	2,818,116
58,800	Morningstar, Inc.*	3,833,172
		8,379,397
	Insurance Brokers/Services (3.3%)
108,500	Marsh & McLennan Companies, Inc.	2,763,495

	Investment Banks/Brokers (39.7%)
34,600	Bear Stearns Companies, Inc. (The)	2,763,156
27,208	Deutsche Boerse AG (Germany)**	4,249,381
140,200	Evercore Partners, Inc. (Class A)	2,753,528
41,924	FCStone Group Inc.*	1,955,335
103,709	Greenhill & Co., Inc. (a)	6,742,122
21,295	IntercontinentalExchange Inc.*	2,774,739
57,500	Julius Baer Holding AG (Switzerland)**	4,256,610
81,900	Merrill Lynch & Co., Inc.	4,058,964
65,014	MF Global Ltd.	1,140,996
107,000	Option Express Holdings, Inc.	2,478,120
		33,172,951
	Investment Managers (7.5%)
203,900	Calamos Asset Management Inc. (Class A)	3,749,721
229,996	Pzena Investment Management Inc. (Class A) (a)	2,502,356
		6,252,077
	Major Banks (3.0%)
56,617	Bank of New York Mellon Corp.	2,483,788

	Property – Casualty Insurers (2.6%)
31,800	Transatlantic Holdings, Inc.	2,143,320

	Real Estate Development (2.6%)
108,700	CB Richard Ellis Group, Inc. (Class A) (a)*	2,180,522
	Total Common Stocks
	(Cost $98,860,726)	83,323,227

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (15.1%)
	Security Purchased from
	Securities Lending Collateral (a) (14.9%)
	Repurchase Agreement
$12,465	Bear Stearns & Co., Inc. 1.87% due 03/01/08
	(dated 02/29/08; proceeds $12,465,647)
	(Cost $12,465,000)	$12,465,000

NUMBER OF SHARES (000)
	Investment Company (b) (0.2%)
164	Morgan Stanley Institutional Liquidity Money Market Portfolio
	– Institutional Class
	(Cost $164,423)		164,423

	Total Short-Term Investments
	(Cost $12,629,423)		12,629,423

	Total Investments
	(Cost $111,490,149) (c)	114.9%	95,952,650
	Liabilities in Excess of Other Assets	(14.9)	(12,478,037)
	Net Assets	100.0%	$83,474,613
______________
*	Non-income producing security.
**

Securities with total market value equal to $7,010,138 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(a)	All or a portion of these securities were on loan at February 29, 2008. The total value of the loaned securities and related collateral outstanding were $11,340,150 and $12,465,647, respectively.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer April 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer April 17, 2008

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Financial Services Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Financial Services Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer